STOCK OPTIONS (Details) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Number of outstanding balance, beginning	6,350,000	6,350,000	6,080,000
Expired	(5,250,000)
Cancelled | shares			(580,000)
Granted	13,275,000		850,000
Number of outstanding balance, ending	14,375,000	6,350,000	6,350,000
Options exercisable | shares	13,775,000
Weighted average exercise price, balance at beginning	$ 1.67	$ 1.67	$ 1.76
Weighted average exercise, Expired	1.74
Weighted average exercise, Cancelled			1.33
Weighted average exercise, Granted	0.81		0.79
Weighted average exercise price, balance at ending	0.85	$ 1.67	$ 1.67
Weighted average exercise price, exercisable	$ 0.85
Weighted average remaining contractual life (in years) Outstanding, Beginning balance	1 year 7 months 24 days	2 years 7 months 24 days	2 years 11 months 1 day
Weighted average remaining contractual life (in years), Granted	9 years 25 days		9 years 11 months 4 days
Weighted average remaining contractual life (in years) Outstanding, Ending balance	8 years 10 months 24 days	1 year 7 months 24 days	2 years 7 months 24 days
Weighted average remaining contractual life options exercisable (in years)	8 years 11 months 8 days